Loans - Narrative (Details)	12 Months Ended
	Dec. 31, 2022 USD ($) loan	Dec. 31, 2021 USD ($) loan	Dec. 31, 2020 USD ($) loan	Jun. 30, 2023 USD ($)	Mar. 31, 2023 USD ($)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Unamortized loan fee	$ 3,300,000	$ 4,400,000		$ 3,400,000	$ 3,300,000
Loans, net	$ 1,866,182,000	$ 1,713,364,000		1,975,050,000	1,926,034,000
Number of troubled debt restructurings loans | loan	0	0	0
Number of loans, subsequent default | loan	0	0
Amount holds in loans on deferral under CARES Act provisions	$ 35,900,000	$ 173,100,000
Other real estate owned	0	0	$ 0
Loans in the process of foreclosure	0	0	$ 0
Paycheck Protection Program
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, net	$ 7,900,000	$ 37,800,000		$ 5,700,000	$ 6,400,000